Long-Term Debt - Aggregate Annual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012	$ 97,415
2013	45,787
2014	47,838
2015	20,020
2016	28,519
Thereafter	132,686
Long-term Debt	372,265	448,431
Bank of America Corporation [Member]
Debt Instrument [Line Items]
2012	43,877
2013	9,967
2014	19,166
2015	13,895
2016	20,575
Thereafter	73,940
Long-term Debt	181,420	186,596
Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
2012	22,494
2013	16,579
2014	17,784
2015	4,415
2016	3,897
Thereafter	38,954
Long-term Debt	104,123
Parent Company And Other Subsidiaries Member [Member]
Debt Instrument [Line Items]
2012	5,776
2013	0
2014	29
2015	0
2016	1,134
Thereafter	7,928
Long-term Debt	14,867
Other Subsidiaries [Member]
Debt Instrument [Line Items]
2012	13,738
2013	4,888
2014	1,658
2015	380
2016	15
Thereafter	2,122
Long-term Debt	22,801
Excluding Consolidated Variable Interest Entities Member [Member]
Debt Instrument [Line Items]
2012	85,885
2013	31,434
2014	38,637
2015	18,690
2016	25,621
Thereafter	122,944
Long-term Debt	323,211
Long Term Debt Of Consolidated VIEs [Member]
Debt Instrument [Line Items]
2012	11,530
2013	14,353
2014	9,201
2015	1,330
2016	2,898
Thereafter	$ 9,742